PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]	A summary of property and equipment at March 31, 2015 and December 31, 2014, was as follows:

	March 31, 2015	December 31, 2014
Land	$177,383	$177,383
Building	619,955	619,955
Computer and Office Equipment	506,076	502,277
Warehouse Equipment	7,733	7,733
Furniture, Fixtures, and Leasehold Improvements	373,360	373,360
Kitchen Equipment	444,582	429,850
Vehicles	503,309	503,309
Total before accumulated depreciation	2,632,398	2,613,867
Less: accumulated depreciation	(776,779)	(691,823)
Total	$1,855,619	$1,922,044
A summary of property and equipment at December 31, 2014 and 2013 is as follows:

	December 31, 2014	December 31, 2013
Land	$177,383	$177,383
Building	619,955	619,955
Computer and Office Equipment	502,277	462,508
Warehouse Equipment	7,733	7,733
Furniture and Fixtures	373,360	162,128
Kitchen equipment	429,850	-
Vehicles	503,309	33,239
Total before accumulated depreciation	2,613,867	1,462,946
Less: accumulated depreciation	(691,823)	(508,878)
Total	$1,922,044	$954,068